Capitalized Acquisition Costs, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Capitalized acquisition cost, net	$ 29.7		$ 29.7		$ 26.4
Capitalized acquisition cost, gross carrying value	52.3		52.3		39.2
Capitalized acquisition cost, accumulated amortization	$ 22.6		$ 22.6		$ 12.8
Capitalized acquisition costs, weighted average amortization period	3 years		3 years		4 years
Cost of Sales
Capitalized Contract Cost [Line Items]
Capitalized acquisition cost, amortization expense	$ 4.2	$ 2.5	$ 11.2	$ 6.9